UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported)  ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

___________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A

NorthStar 2015-1

 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: 0001656522

Central Index Key Number of underwriter (if applicable): N/A

Jenny Neslin (212) 547-2600

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by

the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated January 6, 2016, with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 14, 2016

NS Income II Depositor, LLC (Depositor)

By:	/s/ Jenny Neslin
Name: Jenny Neslin
Title: General Counsel and Secretary

EXHIBIT INDEX

Exhibit Number	Description

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 6, 2016